Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Operating Segments
Segment reconciliation for the year ended December 31, 2024:

	2024
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	236,128	13,068	249,196	248,198	12,242	260,440	284,098	17,219	301,317
Cost of revenue	(213,909)	(12,424)	(226,333)	(208,266)	(10,029)	(218,295)	(241,770)	(13,477)	(255,247)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	4,703	33,050	45,780	7,656	53,436	14,539	890	15,429
Loss from changes in net realizable value of agricultural produce after harvest	(19,780)	(2,656)	(22,436)	(6,614)	59	(6,555)	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	30,786	2,691	33,477	79,098	9,928	89,026	56,867	4,632	61,499
General and administrative expenses	(18,622)	(1,517)	(20,139)	(17,025)	(1,255)	(18,280)	(11,769)	(918)	(12,687)
Selling expenses	(17,240)	(1,060)	(18,300)	(30,771)	(1,735)	(32,506)	(27,678)	(1,915)	(29,593)
Other operating income / (expense), net	(5,304)	252	(5,052)	(14,052)	(4,288)	(18,340)	4,084	530	4,614
Profit / (loss) from Operations	(10,380)	366	(10,014)	17,250	2,650	19,900	21,504	2,329	23,833

Depreciation and amortization	(5,698)	(701)	(6,399)	(14,798)	(1,057)	(15,855)	(12,219)	(1,028)	(13,247)
Net loss from Fair value adjustment of investment property	(588)	(50)	(638)	(18,137)	(4,600)	(22,737)	—	—	—
Impairment of assets destroyed by fire	(14,162)	(97)	(14,259)	—	—	—	—	—	—

	2024
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,476,378	42,529	1,518,907
Cost of revenue	—	—	—	(1,162,785)	(35,930)	(1,198,715)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	129,832	13,249	143,081
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	(25,840)	(2,597)	(28,437)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	417,585	17,251	434,836
General and administrative expenses	(25,452)	(2,143)	(27,595)	(98,047)	(5,833)	(103,880)
Selling expenses	736	(15)	721	(148,757)	(4,725)	(153,482)
Other operating income / (expense), net	294	5	299	8,325	(3,501)	4,824
Profit / (loss) from Operations	(24,422)	(2,153)	(26,575)	179,106	3,192	182,298

Depreciation and amortization	(1,523)	(127)	(1,650)	(223,244)	(2,913)	(226,157)
Net loss from Fair value adjustment of investment property	—	—	—	(18,725)	(4,650)	(23,375)
Impairment of assets destroyed by fire	—	—	—	(14,162)	(97)	(14,259)
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of revenue	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Gain from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net gain from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,442,441	(143,570)	1,298,871
Cost of revenue	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit / (loss) from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net gain from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
Segment reconciliation for the year ended December 31, 2022:

	2022
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	280,329	(2,578)	277,751	204,396	(195)	204,201	236,222	(1,210)	235,012
Cost of revenue	(257,925)	2,330	(255,595)	(160,047)	(379)	(160,426)	(204,924)	1,039	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	1,494	64,061	16,032	525	16,557	27,523	(266)	27,257
Loss from changes in net realizable value of agricultural produce after harvest	(21,495)	136	(21,359)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	63,476	1,382	64,858	60,381	(49)	60,332	58,821	(437)	58,384
General and administrative expenses	(13,312)	2	(13,310)	(15,487)	173	(15,314)	(10,378)	181	(10,197)
Selling expenses	(31,894)	212	(31,682)	(34,665)	229	(34,436)	(27,050)	76	(26,974)
Other operating income / (expense), net	463	(804)	(341)	(507)	(37)	(544)	(8)	(3)	(11)
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107	—	—	—
Profit from Operations	18,733	792	19,525	19,792	353	20,145	21,385	(183)	21,202

Depreciation and amortization	(8,017)	39	(7,978)	(12,215)	98	(12,117)	(10,075)	57	(10,018)
Net loss from Fair value adjustment of investment property	(2,184)	(158)	(2,342)	(580)	(39)	(619)	—	—	—

	2022
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Revenue	—	—	—	1,351,707	(3,983)	1,347,724
Cost of revenue	—	—	—	(1,078,737)	2,990	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	214,188	1,753	215,941
Loss from changes in net realizable value of agricultural produce after harvest	—	—	—	(22,429)	136	(22,293)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,729	896	465,625
General and administrative expenses	(23,413)	(136)	(23,549)	(84,507)	220	(84,287)
Selling expenses	(257)	(1)	(258)	(144,031)	516	(143,515)
Other operating income / (expense), net	(136)	21	(115)	2,693	(823)	1,870
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107
Profit / (loss) from Operations	(23,806)	(116)	(23,922)	248,954	846	249,800

Depreciation and amortization	22	(29)	(7)	(191,205)	165	(191,040)
Net loss from Fair value adjustment of investment property	—	—	—	(2,764)	(197)	(2,961)
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2024:

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	236,128	248,198	284,098	768,424	707,954	—	1,476,378
Cost of revenue	(213,909)	(208,266)	(241,770)	(663,945)	(498,840)	—	(1,162,785)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	45,780	14,539	88,666	41,166	—	129,832
Changes in net realizable value of agricultural produce after harvest	(19,780)	(6,614)	—	(26,394)	554	—	(25,840)
Margin on manufacturing and agricultural activities before operating expenses	30,786	79,098	56,867	166,751	250,834	—	417,585
General and administrative expenses	(18,622)	(17,025)	(11,769)	(47,416)	(25,179)	(25,452)	(98,047)
Selling expenses	(17,240)	(30,771)	(27,678)	(75,689)	(73,804)	736	(148,757)
Other operating income / (expense), net	(5,304)	(14,052)	4,084	(15,272)	(*) 23,303	294	8,325
Profit / (loss) from operations	(10,380)	17,250	21,504	28,374	175,154	(24,422)	179,106

Depreciation and amortization	(5,698)	(14,798)	(12,219)	(32,715)	(189,006)	(1,523)	(223,244)
Net loss from Fair value adjustment of investment property	(588)	(18,137)	—	(18,725)	—	—	(18,725)
Reverse of revaluation surplus derived from the disposals of assets before taxes	9,024	—	—	9,024	—	—	9,024
Impairment of assets destroyed by fire	(14,162)	—	—	(14,162)	—	—	(14,162)

Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	10,197	18,669	(30,487)	(1,621)	(23,937)	—	(25,558)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	18,150	27,111	45,026	90,287	65,103	—	155,390
Changes in net realizable value of agricultural produce after harvest (unrealized)	(775)	(6,552)	—	(7,327)	—	—	(7,327)
Changes in net realizable value of agricultural produce after harvest (realized)	(19,005)	(62)	—	(19,067)	554	—	(18,513)

Farmlands and farmland improvements, net	432,826	176,516	2,454	611,796	80,357	—	692,153
Machinery, equipment and other fixed assets, net	41,770	112,849	143,640	298,259	203,679	—	501,938
Bearer plants, net	1,292	—	—	1,292	326,278	—	327,570
Work in progress	468	6,276	4,009	10,753	16,175	—	26,928
Right of use assets	20,850	15,234	474	36,558	336,521	767	373,846
Investment property	28,193	5,349	—	33,542	—	—	33,542
Goodwill	10,397	6,319	—	16,716	3,526	—	20,242
Biological assets	79,363	102,098	42,864	224,325	69,620	—	293,945
Finished goods	40,345	32,623	20,553	93,521	94,633	—	188,154
Raw materials, stocks held by third parties and others	44,809	18,446	16,390	79,645	21,865	—	101,510
Total segment assets	700,313	475,710	230,384	1,406,407	1,152,654	767	2,559,828
Borrowings	36,573	15,270	69,199	121,042	532,230	126,284	779,556
Lease liabilities	17,385	12,549	538	30,472	310,769	789	342,030
Total segment liabilities	53,958	27,819	69,737	151,514	842,999	127,073	1,121,586

(*) This amount includes US$ 11.3 million related to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS, as well as US$ 8.1 million related to federal grant credits.
Segment analysis for the year ended December 31, 2023

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	216,912	256,347	246,875	720,134	722,307	—	1,442,441
Cost of revenue	(188,954)	(178,322)	(209,362)	(576,638)	(504,570)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(2,488)	14,086	6,736	94,436	—	101,172
Changes in net realizable value of agricultural produce after harvest	2,730	—	—	2,730	(156)	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	25,826	75,537	51,599	152,962	312,017	—	464,979
General and administrative expenses	(14,779)	(15,709)	(10,411)	(40,899)	(25,591)	(23,061)	(89,551)
Selling expenses	(22,450)	(33,407)	(25,488)	(81,345)	(69,155)	(305)	(150,805)
Other operating income / (expense), net	20,006	7,470	1,872	29,348	2,463	(309)	31,502
Profit / (loss) from operations	8,603	33,891	17,572	60,066	219,734	(23,675)	256,125

Depreciation and amortization	(8,330)	(15,154)	(10,913)	(34,397)	(175,903)	(1,275)	(211,575)
Net gain from Fair value adjustment of investment property	10,199	1,176	—	11,375	—	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	(20,245)	—	—	(20,245)	—	—	(20,245)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,171	(1,002)	(12,655)	(9,486)	(15,393)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(9,033)	(1,486)	26,741	16,222	109,829	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	—	—	2,599	—	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	131	—	—	131	(156)	—	(25)

Farmlands and farmland improvements, net	447,772	178,291	1,462	627,525	78,322	—	705,847
Machinery, equipment and other fixed assets, net	24,250	71,584	86,670	182,504	264,561	—	447,065
Bearer plants, net	753	—	—	753	375,089	—	375,842
Work in progress	10	291	5,584	5,885	14,926	—	20,811
Right of use assets	13,608	15,076	29	28,713	377,420	580	406,713
Investment property	29,192	4,172	—	33,364	—	—	33,364
Goodwill	6,095	3,704	—	9,799	4,510	—	14,309
Biological assets	55,545	32,843	23,191	111,579	116,458	—	228,037
Finished goods	33,407	9,306	9,927	52,640	126,971	—	179,611
Raw materials, stocks held by third parties and others	26,779	16,577	11,230	54,586	21,854	—	76,440
Total segment assets	637,411	331,844	138,093	1,107,348	1,380,111	580	2,488,039
Borrowings	30,326	32,340	57,376	120,042	604,827	180,080	904,949
Lease liabilities	12,341	13,475	57	25,873	352,238	399	378,510
Total segment liabilities	42,667	45,815	57,433	145,915	957,065	180,479	1,283,459
Segment analysis for the year ended December 31, 2022

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Revenue	280,329	204,396	236,222	720,947	630,760	—	1,351,707
Cost of revenue	(257,925)	(160,047)	(204,924)	(622,896)	(455,841)	—	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	16,032	27,523	106,122	108,066	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,495)	—	—	(21,495)	(934)	—	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	63,476	60,381	58,821	182,678	282,051	—	464,729
General and administrative expenses	(13,312)	(15,487)	(10,378)	(39,177)	(21,917)	(23,413)	(84,507)
Selling expenses	(31,894)	(34,665)	(27,050)	(93,609)	(50,165)	(257)	(144,031)
Other operating income / (expense), net	463	(507)	(8)	(52)	2,881	(136)	2,693
Bargain purchase gain on acquisition	—	10,070	—	10,070	—	—	10,070
Profit / (loss) from operations	18,733	19,792	21,385	59,910	212,850	(23,806)	248,954

Depreciation and amortization	(8,017)	(12,215)	(10,075)	(30,307)	(160,920)	22	(191,205)
Net loss from Fair value adjustment of investment property	(2,184)	(580)	—	(2,764)	—	—	(2,764)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,071	3,327	(2,276)	3,122	35,232	—	38,354
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	60,496	12,705	29,799	103,000	72,834	—	175,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	72	—	—	72	—	—	72
Changes in net realizable value of agricultural produce after harvest (realized)	(21,567)	—	—	(21,567)	(934)	—	(22,501)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2024	2023
Total reportable assets as per segment information	2,559,828	2,488,039
Intangible assets (excluding goodwill)	16,989	13,210
Deferred income tax assets	15,507	9,777
Trade and other receivables	251,866	218,115
Other assets	3,761	1,515
Derivative financial instruments	9,596	31,820
Short-term investment	46,097	62,637
Cash and cash equivalents	211,244	339,781
Total assets as per the statement of financial position	3,114,888	3,164,894

	2024	2023
Total reportable liabilities as per segment information	1,121,586	1,283,459
Trade and other payables	207,674	191,738
Deferred income tax liabilities	330,336	376,331
Payroll and social liabilities	34,189	38,927
Provisions for other liabilities	3,752	3,599
Current income tax liabilities	3,471	5,023
Derivative financial instruments	5,779	169
Total liabilities as per the statement of financial position	1,706,787	1,899,246

Schedule of Geographical Areas
As of and for the year ended December 31, 2024:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	904,340	626,606	17,643	—	1,548,589
Investment property	33,542	—	—	—	33,542
Goodwill	16,716	3,526	—	—	20,242
Non-current portion of biological assets	43,418	—	—	—	43,418

Revenue	480,662	435,719	551,179	8,818	1,476,378
Initial recognition and changes in fair value of biological assets and agricultural produce	83,400	41,166	5,266	—	129,832
Changes in net realizable value of agricultural produce after harvest	(22,045)	554	(4,349)	—	(25,840)

As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	786,201	733,055	30,309	—	1,549,565
Investment property	33,364	—	—	—	33,364
Goodwill	9,799	4,510	—	—	14,309
Non-current portion of biological assets	23,706	—	—	—	23,706

Revenue	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574
As of and for the year ended December 31, 2022:

	Argentina	Brazil	Uruguay	Chile	Total
Revenue	373,746	494,215	472,538	11,208	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	108,066	3,466	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,482)	(934)	(13)	—	(22,429)